Don E Felice	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: 215-772-7385 Fax: 215-731-3621 Email: dfelice@mmwr.com

June 28, 2013

U. S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, NE

Washington, DC 20549

Re:	HC Capital Trust

1933 Act Registration No. 33 87762

1940 Act Registration No. 811 08918

Ladies and Gentlemen:

On behalf of the HC Capital Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of the Trust in connection with a Special Meeting of Shareholders to be held on August 2, 2013 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about July 10, 2013.

At the Special Meeting, shareholders of eleven Portfolios of the Trust will be asked to approve portfolio management agreements between Mellon Capital Management Corporation and the Trust; shareholders of two of those Portfolios will also be asked to approve portfolio management agreements between Ariel Investments, LLC and the Trust; the Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

Questions concerning these proxy materials may be directed to me at (215) 772-7385, or in my absence, to Laura Anne Corsell at (215) 772-7598.

Very truly yours,

/s/ Don E. Felice
Don E. Felice

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